Cover	Nov. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2020
Entity File Number	001-33883
Entity Registrant Name	K12 Inc.
Entity Central Index Key	0001157408
Entity Tax Identification Number	95-4774688
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2300 Corporate Park Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	703
Local Phone Number	483-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LRN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false